Related Party Transactions - Summary of Changes in Major Deposits Due to Customers with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Saman Corporation
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance	[2]			₩ 2,522	[1]	₩ 2,436
Changes in finance agreements from related parties [Abstract]
Increase	[2]					86
Decrease	[2]					0
Ending balance	[1],[2]					2,522
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 1,180	[1]	1,180	[1]	1,180
Changes in finance agreements from related parties [Abstract]
Increase		1,180		1,180		1,460
Decrease		1,180		1,180		1,460
Ending balance	[1]	1,180		1,180		1,180
Chin Hung International Inc.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	400	[1]	765
Changes in finance agreements from related parties [Abstract]
Increase				0		400
Decrease				400		765
Ending balance	[1]			0		400
Partner One Value Up I Private Equity Fund
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		863	[1]	1,150	[1]	1,403
Changes in finance agreements from related parties [Abstract]
Increase		637		1,737		1,617
Decrease		1,171		2,024		1,870
Ending balance	[1]	329		863		1,150
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		1,000	[1]	0	[1]	6,000
Changes in finance agreements from related parties [Abstract]
Increase		0		1,000		0
Decrease		1,000		0		6,000
Ending balance	[1]	₩ 0		1,000		0
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance				₩ 0	[1]	535
Changes in finance agreements from related parties [Abstract]
Increase						25
Decrease						560
Ending balance	[1]					₩ 0

[1]	Details of payment between related parties, demand deposit due to customers and etc. are excluded.
[2]	Excluded from the related parties due to the loss of significant influence for the year ended December 31, 2019.